Income Taxes - Changes in valuation allowance for deferred tax assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Income Tax [Abstract]
Balance at beginning of year	¥ 466,145		¥ 428,014		¥ 388,411
Net change during the year	48,923	[1]	38,131	[2]	39,603	[3]
Balance at end of year	¥ 515,068		¥ 466,145		¥ 428,014

[1]	Primarily includes an increase of ¥53,851 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥4,928 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥48,923 million of allowances increased.
[2]	Primarily includes an increase of ¥51,706 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥13,575 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of operating loss carryforwards. In total, ¥38,131 million of allowances increased.
[3]	Primarily includes an increase of ¥48,883 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in valuation allowances related to operating loss carryforwards, a reduction of ¥5,871 million of valuation allowances primarily due to an increase in valuation of financial instruments, and a reduction of ¥3,409 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to an increase of valuation of financial instruments and a decrease of accrued pension and severance costs. In total, ¥39,603 million of allowances increased.